Average Annual Total Returns (Vanguard Tax-Managed Capital Appreciation Fund Retail)	Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares 1/1/2014 - 12/31/2014	Russell 1000 Index Vanguard Tax-Managed Capital Appreciation Fund Vanguard Tax-Managed Capital Appreciation Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.52%	12.11%	7.42%	13.24%
Five Years	15.53%	15.19%	12.56%	15.64%
Ten Years	8.04%	7.75%	6.55%	7.96%